Net (Loss)/Profit Per Share - Summary of shares outstanding were excluded from the calculation of diluted net (loss)/profit per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	66,708,248	204,753,909	60,029,916
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	3,983,115
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	20,141,606	3,622,413	0
Series Pre-A convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	82,811,813
Series A convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	115,015,797
Series A+ convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	54,222,527
Series B convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	120,916,087
Series C convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	186,399,063
Series C+ convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	58,596,160
Series C++ convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	41,542,257
Series D convertible redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	0	0	177,632,040